CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 20,233	$ 28,980
Marketable securities	0	6,375
Short-term bank deposits	13,641	0
Trade receivables	178	348
Other receivables and prepaid expenses	1,419	1,482
Inventories	249	566
Total current assets	35,720	37,751
LONG-TERM ASSETS:
Long-term deposits and other receivables	53	74
Deferred taxes	0	94
Right-of-use-assets	1,319	1,568
Property, plant and equipment, net	2,589	2,499
Intangible assets, net	13,659	14,140
Total long term assets	17,620	18,375
Total assets	53,340	56,126
CURRENT LIABILITIES:
Trade payables	1,078	1,036
Employees and payroll accruals	2,159	1,987
Lease liability	894	884
Liabilities in respect of government grants	541	79
Deferred revenues and other advances	392	22
Other payables	1,327	1,617
Total current liabilities	6,391	5,625
LONG-TERM LIABILITIES:
Lease liability	585	932
Liabilities in respect of government grants	4,343	4,665
Other advances	578	0
Convertible SAFE	10,334	10,114
Total non-current liabilities	15,840	15,711
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.02 par value: Authorized - 150,000,000 ordinary shares; Issued and outstanding - 41,724,467 shares as of June 30, 2023 and 41,260,439 shares as of December 31, 2022	237	235
Share premium and other capital reserve	261,052	261,402
Accumulated deficit	(247,001)	(233,707)
Equity attributable to equity holders of the Company	14,288	27,930
Non-controlling interests	16,821	6,860
Total equity	31,109	34,790
Shareholder's Equity and Liabilities	$ 53,340	$ 56,126